Note 22 - Other Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of Other Liabilities [Abstract]
Note 22 - Other Liabilities

22                 Other liabilities

(i)                  Other liabilities – Non current

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
Post-employment benefits	136,811	144,993
Other-long term benefits	64,928	85,473
Miscellaneous	43,896	20,917
	245,635	251,383

Post-employment benefits

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
Unfunded	115,774	125,573
Funded	21,037	19,420
	136,811	144,993
  Unfunded

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
Values at the beginning of the year	125,573	97,318
Current service cost	4,796	7,978
Interest cost	6,496	5,526
Curtailments and settlements	(1,237)	-
Remeasurements (*)	(2,230)	7,010
Translation differences	(415)	(1,567)
Increase due to business combinations	1,566	15,660
Benefits paid from the plan	(22,955)	(9,328)
Other	4,180	2,976
At the end of the year	115,774	125,573

(*) For 2020 a loss of $1.6 million is attributable to demographic assumptions and a gain of $3.8 million to financial assumptions. For 2019 a loss of $1.3 million is attributable to demographic assumptions and a loss of $5.7 million to financial assumptions.

The actuarial assumptions for the most relevant plans were as follows:

	Year ended December 31,
	2020	2019
Discount rate	1% - 7%	1% - 7%
Rate of compensation increase	0% - 3%	0% - 3%

As of December 31, 2020, an increase / (decrease) of 1% in the discount rate assumption of the main plans would have generated a (decrease) / increase on the defined benefit obligation of $6.0 million and $7.2 million respectively, and an increase / (decrease) of 1% in the rate of compensation assumption of the main plans would have generated an increase / (decrease) impact on the defined benefit obligation of $3.1 million and $2.8 million respectively. The above sensitivity analyses are based on a change in discount rate and rate of compensation while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated.

  Funded

The amounts recognized in the statement of financial position for the current annual period and the previous annual period are as follows:

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
Present value of funded obligations	176,309	160,412
Fair value of plan assets	(157,335)	(145,160)
Liability (*)	18,974	15,252

 (*) In 2020 and 2019, $2.1 million and $4.2 million corresponding to a plan with a surplus balance were reclassified within other non-current assets, respectively.

The movement in the present value of funded obligations is as follows:

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
At the beginning of the year	160,412	146,885
Translation differences	2,148	4,542
Current service cost	850	721
Interest cost	5,009	5,754
Remeasurements (*)	18,025	12,769
Benefits paid	(9,266)	(10,259)
Other	(869)	-
At the end of the year	176,309	160,412

(*) For 2020 a loss of $3.7 million is attributable to demographic assumptions and a loss of $14.3 million to financial assumptions.

For 2019 a loss of $0.4 million is attributable to demographic assumptions and a loss of $12.4 million to financial assumptions.

The movement in the fair value of plan assets is as follows:

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
At the beginning of the year	(145,160)	(132,438)
Translation differences	(1,729)	(4,137)
Return on plan assets	(4,411)	(5,018)
Remeasurements	(10,396)	(10,507)
Contributions paid to the plan	(5,017)	(3,589)
Benefits paid from the plan	9,266	10,259
Other	112	270
At the end of the year	(157,335)	(145,160)

The major categories of plan assets as a percentage of total plan assets are as follows:

	Year ended December 31,
	2020	2019
Equity instruments	49.3%	49.0%
Debt instruments	46.8%	47.0%
Others	3.9%	4.0%

The actuarial assumptions for the most relevant plans were as follows:

	Year ended December 31,
	2020	2019
Discount rate	1% - 3%	3% - 4%
Rate of compensation increase	0% - 3%	0% - 3%

The expected return on plan assets is determined by considering the expected returns available on the assets underlying the current investment policy. Expected return on plan assets is determined based on long-term, prospective rates of return as of the end of the reporting period.

As of December 31, 2020, an increase / (decrease) of 1% in the discount rate assumption of the main plans would have generated a (decrease) / increase on the defined benefit obligation of $19.7 million and $24.2 million respectively, and an increase / (decrease) of 1% in the compensation rate assumption of the main plans would have generated an increase / (decrease) on the defined benefit obligation of $1.9 million and $1.7 million respectively. The above sensitivity analyses are based on a change in discount rate and rate of compensation while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated.

The employer contributions expected to be paid for the year 2021 amounts approximately to $2.8 million.

The methods and types of assumptions used in preparing the sensitivity analyses did not change compared to the previous period.

(ii)                Other liabilities – current

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
Payroll and social security payable	175,175	153,009
Miscellaneous	27,651	23,255
	202,826	176,264